Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Information on the Groups Share in Associates and Joint Ventures individually immaterial
Carrying amount of all associates that are individually immaterial to the Group	€ 851	€ 866